UNAUDITED CONDENSED CONSOLIDATED STATEMENT OF CASH FLOWS € in Thousands, $ in Millions	6 Months Ended
	Sep. 30, 2022 EUR (€)	Sep. 30, 2021 EUR (€)
Cash flows from (used in) operating activities [abstract]
Loss before tax	€ (28,707)	€ (56,976)
Depreciation and amortization	30,217	50,172
Net finance costs	20,003	12,389
Other non-cash items	3,594	(18,522)
Income tax (paid) / received	(5,808)	(3,079)
Interest paid	(10,374)	(10,532)
Changes in working capital	(87,077)	(54,959)
Net cash used in operating activities	(78,152)	(81,507)
Cash flows from (used in) investing activities [abstract]
Purchase of tangible assets	(2,575)	(988)
Purchase of intangible assets	(1,070)	(1,040)
Payments for capitalized intangible assets	(10,435)	(8,138)
Acquisition of subsidiaries net of cash acquired	0	(2,992)
Net cash outflow on disposal of subsidiary	(1,684)	0
Acquisitions of non-current financial assets	(3,448)	(952)
Receipts from non-current financial assets	373	127
Net cash used in investing activities	(18,839)	(13,983)
Cash flows from (used in) financing activities [abstract]
Net proceeds from issuance of share capital	215,200	0
Transaction costs of issuance of share capital	(4,512)	0
Principal elements of lease payments	(5,482)	(6,038)
Proceeds from loans and borrowings due to shareholders	59,384	0
Net cash from (used in) financing activities	264,598	(6,038)
Net foreign exchange difference	1,707	721
Net increase (decrease) in cash and cash equivalents	169,314	(100,807)
Cash and cash equivalents at beginning of the period	51,690	182,783
Cash and cash equivalents at end of the period	221,218	82,680
Supplemental Cash Flow Information [Abstract]
Net change in bank overdraft facilities	€ 214	€ 704